Employee defined contribution plan (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Employee defined contribution plan
Total amount expensed as incurred for employee benefits	$ 14,469	87,588	50,246	20,197